Significant Agreements (Details) - Jasper Therapeutics, Inc. [Member] - USD ($) $ in Thousands	1 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Nov. 21, 2019	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020
Significant Agreements (Details) [Line Items]
Exercise fee				$ 400
Research and development cost				1,000
Current liabilities				400
Non-current liabilities				$ 200
Convertible preferred stock (in Shares)		69,136,757	69,136,757	69,136,757
Research and development cost		$ 900	$ 363	$ 338
Debt instrument description			The Company paid $0.2 million of the option exercise fee during the six months ended June 30, 2020. As of December 31, 2020, the Company had paid the total of $0.4 million of the option exercise fee and had accrued $0.4 million and $0.2 million as current and noncurrent liabilities, respectively. During the six months ended June 30, 2021, the Company paid $0.2 million of the option exercise fee and included the unsettled liability of $0.4 million in accrued expenses and other current liabilities as of June 30, 2021.
Annual license maintenance fees description			The Company will pay annual license maintenance fees, beginning on the first anniversary of the effective date of the agreement and ending upon the first commercial sale of a product, method, or service in the licensed field of use, as follows: $25,000 for each first and second year, $35,000 for each third and fourth year, and $50,000 at each anniversary thereafter ending upon the first commercial sale.
Sales milestone payments			$ 9,000
ISRA [Member]
Significant Agreements (Details) [Line Items]
Exercise fee			1,000	$ 1,000
Research and development cost			$ 1,000
Series A Preferred Stock [Member]
Significant Agreements (Details) [Line Items]
Convertible preferred stock (in Shares)	100		100
Preferred stock fair value	$ 900		$ 900